UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21778

                     ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                    --------


                                909 Third Avenue
                                   28th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS





ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.


Quarterly Report (unaudited)

June 30, 2006

                                       Robeco-Sage Multi-Strategy Fund, L.L.C.

                                         Schedule of Investments (unaudited)

                                                    June 30, 2006

                                                                                                %* OF
                                                                                               MEMBERS'
PORTFOLIO FUND                                                      COST          VALUE        CAPITAL    LIQUIDITY
--------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Alson Signature Fund, L.P.                                     $   650,000    $   687,938        3.26%    Quarterly
Amici Qualified Associates, L.P.                                   600,000        630,147        2.99%    Quarterly
Clovis Capital Partners Institutional, L.P.                        600,000        622,328        2.95%    Quarterly
Criterion Institutional Partners, L.P.                             600,000        698,432        3.31%    Quarterly
Delta Institutional, L.P.                                          500,000        567,650        2.69%    Quarterly
Highline Capital Partners QP, L.P.                                 600,000        645,427        3.06%    Quarterly
Ivory Flagship Fund, L.P.                                          600,000        641,693        3.04%    Quarterly
JL Partners, L.P.                                                  600,000        639,523        3.03%     Annually
Liberty Square Partners, L.P.                                      700,000        711,504        3.37%    Quarterly
Phinity Partners, L.P.                                             500,000        496,974        2.35%    Quarterly
Rosehill Japan Fund, L.P.                                          500,000        464,003        2.20%    Quarterly
Savannah-Baltimore, L.P.                                           600,000        640,344        3.03%    Quarterly
Stadia Capital Partners (QP), L.P.                                 500,000        507,748        2.41%    Quarterly
Tracer Capital Partners (QP), L.P.                               1,000,000      1,069,510        5.07%    Quarterly
                                                               ----------------------------------------
           TOTAL LONG/SHORT EQUITY                               8,550,000      9,023,221       42.76%
                                                               ----------------------------------------
EVENT DRIVEN:
Altima Global Special Situations Fund, L.P.                        500,000        570,300        2.70%    Quarterly
Centaurus Alpha Fund, L.P.                                         500,000        539,708        2.56%     Monthly
CSO US, Ltd.                                                       750,000        814,867        3.86%    Quarterly
Eton Park Fund, L.P.                                             1,000,000      1,084,674        5.14%     Annually
Magnetar Capital Fund, L.P.                                        800,000        830,681        3.94%  Semi-Annually
                                                               ----------------------------------------
           TOTAL EVENT DRIVEN                                    3,550,000      3,840,230       18.20%
                                                               ----------------------------------------
FIXED INCOME RELATIVE VALUE:
Black River Global Multi-Strategy Leveraged Fund, LLC              800,000        861,994        4.08%    Quarterly
The Drake Absolute Return Fund, L.P.                               400,000        487,310        2.31%    Quarterly
Peloton Multi-Strategy Fund, L.P.                                  800,000        829,780        3.93%    Quarterly
                                                               ----------------------------------------
           TOTAL FIXED INCOME RELATIVE VALUE                     2,000,000      2,179,084       10.32%
                                                               ----------------------------------------

                                    Robeco-Sage Multi-Strategy Fund, L.L.C.

                                Schedule of Investments (concluded) (unaudited)

                                                 June 30, 2006

                                                                                                %* OF
                                                                                               MEMBERS'
PORTFOLIO FUND                                                      COST          VALUE        CAPITAL    LIQUIDITY
--------------------------------------------------------------------------------------------------------------------

DISTRESSED:
Anchorage Capital Partners, L.P.                               $   800,000      $ 851,647        4.04%    Bi-Annually
Greywolf Capital Partners II, L.P.                                 750,000        823,767        3.90%     Annually
                                                               ----------------------------------------
           TOTAL DISTRESSED                                      1,550,000      1,675,414        7.94%
                                                               ----------------------------------------
MACRO:
Bridgewater Pure Alpha Trading Company, Ltd.                     1,000,000      1,078,124        5.11%     Monthly
The Grossman Global Macro Hedge Fund, LLC                          300,000        263,848        1.25%     Monthly
                                                               ----------------------------------------
           TOTAL MACRO                                           1,300,000      1,341,972        6.36%
                                                               ----------------------------------------
STRUCTURED CREDIT:
Dune Capital, L.P.                                                 750,000        803,838        3.81%     Annually
Petra Offshore Fund, L.P.                                          500,000        523,167        2.48%    Quarterly
                                                               ----------------------------------------
           TOTAL STRUCTURED CREDIT                               1,250,000      1,327,005        6.29%
                                                               ----------------------------------------
FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short, LLC         700,000        748,537        3.55%     Monthly
                                                               ----------------------------------------
MULTI-STRATEGY RELATIVE VALUE:
Tempo Fund, LLC                                                    600,000        642,140        3.04%    Quarterly
                                                               ----------------------------------------
           TOTAL PORTFOLIO FUNDS                               $19,500,000    $20,777,603       98.46%
                                                               ========================================

*Percentages are based on Members' Capital of $21,103,243.

At June 30, 2006, the aggregate cost of investments for tax purposes was $19,500,000. Net unrealized appreciation on investments for tax purposes was $1,277,603 consisting of $1,352,778 of gross unrealized appreciation and $(75,175) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.46% of Members' Capital, have been fair valued.




For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Robeco-Sage Multi-Strategy Fund, L.L.C.


By (Signature and Title)*                /s/ Timothy J. Stewart
                                         -----------------------------------
                                         Timothy J. Stewart
                                         Chief Executive Officer

Date: August 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Timothy J. Stewart
                                         -----------------------------------
                                         Timothy J. Stewart
                                         Chief Executive Officer

Date: August 29, 2006


By (Signature and Title)*                /s/ Roland Toppen
                                         -----------------------------------
                                         Roland Toppen
                                         Chief Financial Officer

Date: August 29, 2006

* Print the name and title of each signing officer under his or her signature.